Other Information - Schedule of Expected Future Lease Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Finance lease, interest income	€ 24	€ 19
Finance lease BF-RhodoLED® sales	160	121
1 Year to 5 Years [Member]
Statement Line Items [Line Items]
Finance lease, interest income	9	11
Finance lease BF-RhodoLED® sales	57	72
More Than 5 Years [Member]
Statement Line Items [Line Items]
Finance lease, interest income	0	0
Finance lease BF-RhodoLED® sales	€ 0	€ 0